CONVERTIBLE DEBENTURES PAYABLE (Details 3)	Sep. 30, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 1,132,205
2023	4,200,761
2024	332,619
Convertible debentures payable, related and non related party	5,665,585
Less: Debt discount on convertible debentures payable	(2,272,847)
Total convertible debentures payable, related and non related party, net	$ 3,392,738